Notes Payable (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 02, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020
Short-Term Debt [Line Items]
Accrued interest		$ 0		$ 0
Interest Expense, Debt		112,601	$ 113,044	452,120	$ 548,742
Amortization of debt discount					18,296
Notes payable		2,000,000		2,000,000	2,838,700
Gain loss on extinguishment of debt			845,083	$ 845,083	$ 287,426
Paycheck Protection Program [Member] | PNC Bank [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate						1.00%
Notes payable						$ 838,700
Accredited Investors [Member] | 12% Subordinated Notes [Member]
Short-Term Debt [Line Items]
Number of shares sold	2,000
Sale of stock price per share	$ 1,000
Value of stock sold	$ 1,000
Conversion of units, shares	40
Conversion of units	$ 2,000,000
Debt instrument, maturity date	Feb. 28, 2023
Debt instrument, interest rate	12.00%
Accrued interest rate	14.00%
Default penalty percentage	20.00%
Effective percentage	14.00%
Amortization of debt discount	$ 320,000	$ 26,666	$ 26,667
Stock Issued, shares	80,000